FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich          New York, NY                February 14, 2012
---------------------        --------------              -------------------
[Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            16
                                                   --

Form 13F Information Table Value Total:       $102,496 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                               December 31, 2011


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS       CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN STS WTR CO          COM           029899101   11,964    342,794    SH         Sole              342,794
AMERICAN WTR WKS CO
   INC NEW                   COM           030420103    1,365     42,851    SH         Sole               42,851
AECOM TECHNOLOGY CORP
   DELAWA                    COM           00766T100    1,724     83,826    SH         Sole               83,826
CADIZ INC                    COM NEW       127537207   11,182  1,161,146    SH         Sole            1,161,146
ITRON INC                    COM           465741106   10,906    304,889    SH         Sole              304,889
ECOLAB INC                   COM           278865100    8,752    151,391    SH         Sole              151,391
NORTHWEST PIPE CO            COM           667746101    3,099    135,552    SH         Sole              135,552
PENTAIR INC                  COM           709631105    1,900     57,085    SH         Sole               57,085
SJW CORP                     COM           784305104    2,498    105,681    SH         Sole              105,681
SMITH A O                    COM           831865209   11,124    277,270    SH         Sole              277,270
TRI-TECH HOLDING INC         SHS           G9103F106    1,541    334,315    SH         Sole              334,315
FLOWSERVE CORP               COM           34354P105    6,456     65,000    SH         Sole               65,000
HECKMANN CORP                COM           422680108    6,669  1,002,850    SH         Sole            1,002,850
TETRA TECH INC NEW           COM           88162G103   10,643    492,975    SH         Sole              492,975
WATTS WATER TECHNOLOGIES
   INC                       CL A          942749102    6,176    180,542    SH         Sole              180,542
XYLEM INC                    COM           98419M100    6,497    252,909    SH         Sole              252,909




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